INVESTORS CAPITAL FUNDS

                     Investors Capital Twenty Fund

                    Supplement dated August 20, 2001
                  to Prospectus dated January 29, 2001,
                     as supplemented April 23, 2001

     This Supplement should be read in conjunction with the information provided in the Prospectus.

     Effective August 20, 2001, the name Investors Capital
Funds will be changed to Eastern Point Advisors Funds Trust and the name Investors Capital Twenty Fund will be changed to Eastern Point Advisors Twenty Fund.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
               WITH THE PROSPECTUS FOR FUTURE REFERENCE.




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                        INVESTORS CAPITAL FUNDS

                     Investors Capital Twenty Fund

                    Supplement dated August 20, 2001
                 to Statement of Additional Information
                dated January 29, 2001, as supplemented
                             April 23, 2001

     This Supplement information replaces and supercedes any contrary information contained in the Statement of Additional
Information.

     Effective August 20, 2001, the name Investors Capital
Funds will be changed to Eastern Point Advisors Funds Trust and the name Investors Capital Twenty Fund will be changed to Eastern Point Advisors Twenty Fund.



             INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE STATEMENT OF ADDITIONAL INFORMATION
                      FOR FUTURE REFERENCE.